Nature of business and organization		9 Months Ended	12 Months Ended
	Apr. 01, 2021	Sep. 25, 2021	Dec. 26, 2020
Nature of business and organization

1.Nature of business and organization

European Wax Center, Inc. (the “Corporation”) was formed as a Delaware corporation on April 1, 2021. The Corporation was formed for the purpose of completing a public offering and related transactions in order to carry on the business of EWC Ventures, LLC and subsidiaries (the “Company”). The Corporation will be the sole managing member of the Company and will operate and control all of the businesses and affairs of the Company and continue to conduct the business now conducted by the Company.

EWC Ventures and its Subsidiaries [Member]
Nature of business and organization
1.	Nature of business and organization

EWC Ventures, LLC (the “Company” or “EWC Ventures”) was organized on December 12, 2012 as a limited liability company in the State of Delaware. Through its wholly owned subsidiaries, the Company is engaged in selling franchises of European Wax Center, distributing facial and body waxing products to franchisees and providing waxing services directly to consumers at various locations throughout the United States.

On August 8, 2018, the Company entered into an Agreement and Plan of Merger (“Merger”) with General Atlantic (EW) Collections, L.P. (“GA Collections”), an entity controlled by affiliates of General Atlantic LLC (“General Atlantic”), and EWC Merger Sub, LLC pursuant to which, GA Collections agreed to acquire a controlling interest in the Company. The merger closed on September 25, 2018 (the “GA Acquisition”) and the Company became a subsidiary of GA Collections on that date.

The Company operates on a fiscal calendar which, in a given year, consists of a 52 or 53 week period ending on the Saturday closest to December 31st. The fiscal years ended December 26, 2020 (“fiscal year 2020”) and December 28, 2019 (“fiscal year 2019”) both consisted of 52 weeks.

These consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates that the Company will realize its assets and satisfy its liabilities in the ordinary course of business and as such, include no adjustments that might be necessary in the event that the Company is unable to operate on this basis.

European Wax Center, Inc. and Subsidiaries
Nature of business and organization

1. Nature of business and organization

European Wax Center, Inc. (the “Company”) was formed as a Delaware corporation on April 1, 2021.  The Company was formed for the purpose of completing a public offering and related transactions in order to carry on the business of EWC Ventures, LLC ("EWC Ventures") and its subsidiaries. Through its subsidiaries, the Company is engaged in selling franchises of European Wax Center, distributing proprietary facial and body waxing products to franchisees which are used to perform waxing services and providing branded facial and body waxing products directly to consumers at various locations throughout the United States.

The Company operates on a fiscal calendar which, in a given year, consists of a 52 or 53 week period ending on the Saturday closest to December 31st. The quarters ended September 25, 2021 and September 26, 2020 both consisted of 13 weeks.

Reorganization Transactions

On August 4, 2021, we completed an internal reorganization which is referred to as the (“Reorganization Transactions”). The Reorganization Transactions are more fully described in our prospectus dated August 4, 2021 (referred to herein as the “Prospectus”), filed with the Securities and Exchange Commission (the “SEC”) on August 6, 2021 pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended. The following actions were taken as a result of the Reorganization Transactions:

●	EWC Ventures made a distribution of $6,512 to its members for the purpose of funding their tax obligations for periods prior to closing of our initial public offering of the Company's Class A common stock (the "IPO"). $5,823 of the distribution was paid in cash and $689 was made through settlement of receivables due from related parties.
●	The Company was appointed as the sole managing member of EWC Ventures.
●	EWC Ventures' limited liability company agreement was amended and restated to provide that, among other things, all of the its outstanding equity interests consisting of its Class A Units, Class B Unit, Class C Units and Class D Units were reclassified into EWC Ventures non-voting common units (“EWC Ventures Units”).
●	The Company’s certificate of incorporation was amended and restated under which the Company is authorized to issue up to 600,000,000 shares of Class A common stock, par value $0.00001 per share (“Class A common stock”), 60,000,000 shares of Class B common stock, par value $0.00001 per share (“Class B common stock”) and 100,000,000 shares of preferred stock, par value $0.00001 per share. The Class A common stock and Class B common stock each provide holders with one vote on all matters submitted to a vote of stockholders. The holders of Class B common stock do not have any of the economic rights provided to holders of Class A common stock.
●	The Company consummated the mergers of subsidiaries with and into affiliates of General Atlantic (the “Blocker Companies”) and the surviving entities then merged with and into us.
●	As a result of the mergers, the Company acquired existing equity interests in the Company from the owners of the Blocker Companies in exchange for 21,540,982 shares of the Company's Class A common stock and the rights to receive payments under a tax receivable agreement (the “TRA”), which is described below.
●	The continuing members of EWC Ventures (the “EWC Ventures Post-IPO Members”) subscribed for and purchased 36,740,956 shares of our Class B common stock at a purchase price of $0.00001 per share. The amount of Class B common stock purchased was equal to the number of EWC Ventures Units held by the EWC Ventures Post-IPO Members. Subject to certain restrictions EWC Ventures Post-IPO Members have the right to exchange their EWC Ventures Units, together with a corresponding number of shares of our Class B common stock for, at our option, (i) shares of the Company's Class A common stock on a one-for-one basis (the “Share Exchange”) or (ii) cash (based on the market price of the Company's Class A common stock) (the “Cash Exchange”).
●	We entered into the TRA with the EWC Ventures' pre-IPO members. See "Summary of Significant Accounting Policies" below and Note 13 -Income Taxes for more information on the TRA.

Initial Public Offering and Debt Refinancing

On August 4, 2021, the Company's registration statement on Form S-1 was declared effective by the SEC related to the IPO of its Class A common stock. In connection with the closing of the IPO on August 9, 2021, the following actions were taken:

●	The Company issued and sold 9,829,204 shares of its Class A common stock at a price of $17.00 per share for net proceeds of $155,400 after deducting underwriting discounts and commissions and prior to paying any offering expenses. In addition, certain of the Company's stockholders (the "selling stockholders") sold an additional 2,360,796 shares of the Company's Class A common stock. The Company received no proceeds from the sale of shares by the selling stockholders. The shares sold by the Company and the selling stockholders were inclusive of 1,590,000 shares of the Company's Class A common stock sold pursuant to the underwriters' option to purchase additional shares of the Company's Class A common stock.
●	We entered into a new credit agreement consisting of a $180,000 term loan (“2026 Term Loan”) and a $40,000 revolving credit facility (“2026 Revolving Credit Facility”) (together, the “2026 Credit Agreement”). The 2026 term loan and the 2026 revolving credit facility are described in more detail in Note 7- Long-Term Debt.
●	The Company used the proceeds from its IPO to:
●	Contribute $104,935 to EWC Ventures in exchange for 6,637,258 EWC Venture Units. EWC Ventures used these funds, together with proceeds from the 2026 Term Loan and cash on hand to:
●	Purchase 1,176,468 EWC Ventures Units and corresponding shares of Class B common stock for $20,000 from certain EWC Ventures Post-IPO Members and employees in satisfaction of the Class C deferred payment obligations (as described in the Prospectus)
●	Repay all $268,732 of the outstanding term and revolving loans under our previous credit facility
●	Pay the offering expenses of $9,930
●	Pay $6,869 of accrued interest, fees and expenses related to the refinancing, as well as other corporate expenses; and
●	Purchase 3,191,946 EWC Ventures Units and corresponding shares of Class B common stock for $50,465 from certain EWC Ventures Post-IPO Members

Following the Reorganization Transactions, IPO and debt refinancing transactions described above our capital structure consisted of the following:

●	63,742,728 shares of common stock consisting of:
●	31,370,186 shares of our Class A common stock
●	32,372,542 shares of our Class B common stock
●	$180,000 outstanding under the 2026 Term Loan
●	An undrawn $40,000 2026 Revolving Credit Facility

Immediately following the Reorganization Transactions and the closing of the IPO, EWC Ventures is the predecessor of the Company for financial reporting purposes. We are a holding company, and our sole material asset is our equity interest in the EWC Ventures. As the sole managing member of EWC Ventures, the Company operates and controls all of the businesses and affairs of EWC Ventures and has a substantial financial interest in EWC Ventures. As such, we consolidate EWC Ventures on our consolidated financial statements and record a noncontrolling interest on our consolidated balance sheets and consolidated statements of operations and consolidated statements of comprehensive income (loss) to reflect the entitlement of the EWC Ventures Post-IPO Members to a portion of EWC Ventures' net income (loss). The Reorganization Transactions were accounted for as a reorganization of entities under common control and the Company recognized the assets and liabilities received in the reorganization at their historical carrying amounts as reflected in the historical consolidated financial statements of EWC Ventures.